Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2021
Prospectus Date	rr_ProspectusDate	Dec. 13, 2021
The Generation Z ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Generation Z ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Generation Z ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (ETF) that will invest its assets in U.S.-listed equity securities of companies that, in the assessment of the Sub-Adviser (Alkali Fintech LLC), are the most relevant to Generation Z (the age cohort born between 1997 and the early 2010s) (Gen Z).

Gen Z is the largest generation to date with well over 2 billion members. Gen Z is forecasted to become the highest earning generation within a decade. Historically, technology has been most rapidly adopted by younger, emerging generations. Therefore, the Sub-Advisor believes that companies that score high in terms of Gen Z metrics (described below) will more likely have higher stock prices over the long-term than companies that score low.

The Sub-Adviser scores companies based on the following four Gen Z focused metrics (1) their use & utility to Gen Z, (2) innovation, (3) disruption, and (4) Gen Z values. Those Gen Z sub-scores are analyzed to produce an overall score for each company (the “Gen Z Score”). For the use & utility metric, the Sub-Adviser evaluates a company based on Gen Z’s use of the company’s products and services. For the innovation metric, the Sub-Adviser seeks companies that have created successful, unique, and differentiated products. For the disruption metric, the Sub-Adviser seeks companies that are experiencing (or that appear poised to experience) exceptional growth (e.g., revenue or margin growth) and appear well positioned to gain market share or expand into new markets. Lastly, for the Gen Z values metric, the Sub-Adviser analyzes how closely a company’s values align with Gen Z’s values, such as environmental consciousness, diversity, and promotion of human welfare. Each of the Gen Z Score metrics is discussed in more detail below.

The Sub-Adviser begins by analyzing an initial universe of potential companies, which includes all companies whose equity securities are available on U.S. stock exchanges. This initial universe includes foreign companies whose securities are listed on the U.S. stock exchanges either directly or indirectly through sponsored American Depository Receipts (ADRs). U.S. listed securities may include those issued by foreign companies located or operating in developed markets or emerging markets, including China.

Next, the Sub-Adviser filters the universe to include only those companies that meet both of the following metrics: (i) an initial public offering (IPO) date occurred on or after January 1, 1997 (the first year of the Gen Z cohort as noted above); and (ii) an average dollar trading volume (ADV) of $5 million or more per day. The Fund may continue to hold a company’s security even if its ADV falls below the foregoing level after the Fund’s initial purchase of that security.

The Sub-Adviser then deploys a quantitative and qualitative scoring system to assign Gen Z Scores to each remaining company. The Sub-Adviser uses proprietary analysis to evaluate and score each remaining company using the following four sub-score metrics.

1.	Gen Z Use and Utility: The Sub-Adviser analyzes each potential investment to subjectively determine whether the company is Gen Z-focused. For example, the Sub-Adviser provides a higher score to companies whose dominant customer segment is Gen Z rather than other age cohorts. Similarly, the Sub-Adviser provides a higher score to companies that provide products or services that Gen Z generally use (e.g., high portion of customer base is GenZ) or find utility (e.g., GenZ customers materially benefit). Further, the Sub-Advisor assigns a lower score to companies whose dominant customer segment is older generations such as baby boomers. In its determination of the Use and Utility score, the Sub-Advisor relies on data derived from social media, news reporting, public company data, company websites, company marketing and advertising, etc. For example, a company that is referenced frequently on Gen Z used social media platforms would tend to receive a higher score than companies that are mentioned infrequently.

This step filters out companies that score low on this metric. As of the date of this prospectus, this step is expected to eliminate approximately 60% of the potential companies. The Sub-Adviser then analyzes each of the remaining companies using all of the following three sub-score metrics.

2.	Gen Z Innovation: The Sub-Adviser then analyzes the remaining companies (with high Gen Z Use and Utility scores) to determine whether they are also on the cutting edge of innovation. For example, the Sub-Adviser provides a higher score to companies that have created successful, unique, and differentiated products. Further, the Sub-Adviser assigns a higher score to companies that invest heavily in research and development. To evaluate this metric, the Sub-Adviser analyzes each company’s publicly available accounting and financial data (e.g., data included in quarterly and annual reports). The Sub-Adviser conducts a proprietary quantitative analysis combined with a qualitative assessment of each company’s innovation efforts.

3.	Gen Z Disruption: The Sub-Adviser then analyzes the companies to determine whether they are also disrupting an existing industry or tapping into new, previously unknown or underserved markets. The Sub-Adviser views a company as “disruptive” if it is experiencing (or appears poised to experience) exceptional growth (e.g., revenue, margin growth) and appear well positioned to gain market share or expand into new markets. To evaluate this metric, the Sub-Adviser analyzes each company’s publicly available accounting and financial data such as historical and forecasted revenue (e.g., data included in quarterly and annual reports). The Sub-Adviser also conducts a qualitative assessment of each company’s disruption metrics.

4.	Gen Z Values: The final sub-score is a subjective analysis to determine whether a company is morally aligned with progressive, Gen Z values, which include: environmental consciousness; promotion of human welfare; supportive of social welfare; and leadership diversity. For each potential investment, the Sub-Adviser performs an analysis of data derived from company official public statements and publicly available data (e.g., data included in annual reports) to subjectively determine a Gen Z Value score.

The sub-scores for each analyzed company are then aggregated to derive its Gen Z Score. The prospective companies are then ranked by their Gen Z Scores. The scoring system is meant to provide an indicative level of Gen Z relevance. The 50 companies with the highest Gen Z Scores are then further analyzed by the Sub-Advisor. Based on the Sub-Adviser’s subjective analysis, it may adjust companies’ Gen Z Scores. In addition, the Sub-Adviser may exclude a company ranked in the top 50 if, in the Sub-Adviser’s view, the company is experiencing, or is likely to experience, material financial, reputational, legal, or regulatory issues. For example, the Sub-Adviser may eliminate a company that has disclosed a significant accounting error. If a company is excluded (either by falling out of the top 50-ranked companies or otherwise), the Sub-Adviser will review the next highest ranked company(ies) for potential inclusion in the Fund’s portfolio.

Once the final 50 companies are selected, the Sub-Advisor generally weights each company in the Fund’s portfolio based on the strength of its Gen Z Score. However, at the time of initial purchase or reallocation, a company may not exceed 5% of the Fund’s portfolio.

The Fund may invest small- and mid-capitalization companies. The Fund may invest in common stock of newly-listed initial public offerings (“IPOs”), and stocks derived from mergers of Special Purpose Acquisitions Corporations (SPACs) with target companies (“de-SPAC transactions”). SPACs are companies with no commercial operations that are established to raise capital from investors to acquire one or more operating businesses. A de-SPAC transaction consists of a merger between the target private operating company and the publicly-traded SPAC, with the shareholders of the private company receiving shares of the SPAC (and/or cash) as consideration. The result of a de-SPAC transaction is that the private company becomes a public company. The Fund will invest in SPACs only if they have announced a de-SPAC transaction. At the time of investment, not more than 10% of the Fund’s gross assets will be invested in SPACs.

The Sub-Adviser will conduct Gen Z scoring of companies in the initial universe (including the Fund’s existing portfolio holdings) on at least a monthly basis, and recommend reallocations of the Fund’s portfolio on a monthly basis. However, reallocations may occur more frequently in exceptional cases, like in the case of a force majeure event (like a natural disaster, armed conflicts, etc.), or if one of the Fund’s holding’s announced a delisting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Disruptive Innovation Risk. Companies that the Sub-Adviser believes capable of capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in companies that do not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that those companies will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Computer Software and Technology Sector Risk. Technology companies, including information technology, software, and technology hardware and equipment companies, face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel.

Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Gen Z Consumer & Scoring Consideration Risk. Gen Z consumer preferences may be affected by changes in consumers’ disposable income and consumer preferences, social trends and marketing campaigns. Gen Z consumer preferences may differ from other cohorts and companies that are favored by the Gen Z cohort may fall out of favor or may not receive interest from stock market investors generally, which may cause the Fund’s performance to trail the overall equity markets.

Applying Gen Z Scores to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations.

IPO/de-SPAC Risk. The Fund may invest in companies that have recently completed an IPO or are derived from a de-SPAC business combination. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. IPOs and stocks derived from de-SPAC business combination are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO or relevant transaction prior to the Fund’s purchase. The price of stocks selected may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs and stocks derived from de-SPACS business combinations may share similar illiquidity risks of private equity and venture capital.

Foreign Company Investment Risk. Returns on investments securities linked to foreign companies (such as ADRs - described more below) could be more volatile than, or trail the returns on, investments in U.S. companies. Investments in or exposures to foreign companies or securities are subject to special risks, including risks associated with foreign companies and securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

●	American Depositary Receipts. The Fund’s investments in foreign companies may be in the form of American Depositary Receipts (ADRs). ADRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs represent shares of foreign-based corporations. Investment in ADRs may be more or less liquid than the underlying shares in their primary trading market.

●	Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

●	Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations; provided that their equity securities are listed on U.S. stock exchanges (either directly or via ADRs). Investments in securities that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

●	China Investment Risks. The Fund may invest in companies organized in China; provided that their equity securities are listed on U.S. stock exchanges (either directly or via ADRs). The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s investment strategy is based on the Sub-Adviser’s belief that companies that have higher Gen Z scores will have higher stock prices over the long term than companies that score low. That thesis is relatively new and untested, and may underperform other investment strategies.

Monthly Reallocation Risk. Because the Sub-Adviser may recommend changes to the Fund’s portfolio on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the most recent reconstitution that are not predictive of the market’s performance for the subsequent monthly period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as one-month if such changes first take effect promptly following a reconstitution. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness. In addition, although the Sub-Adviser has retained third-party vendors (e.g., compliance services, operations, etc.), the Sub-Adviser currently has limited personnel resources, which may prevent it from being able to continue to provide sub-advisory services if the principal becomes incapacitated. Over time, the Sub-Adviser will augment its resources as market conditions permit. In addition, the Sub-Adviser regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

New Fund Risk. The Fund is a recently organized, diversified management investment company with limited operating history. As a result, prospective investors have no or only a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.genz-etf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.genz-etf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
The Generation Z ETF | The Generation Z ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZGEN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192

[1]	Other Expenses are estimated for the current fiscal year.